INCOME TAXES (Reconciliation of the Theoretical and Actual Tax Expense)(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net income before taxes	$ 11,382	$ 12,224	$ 17,474
Statutory tax expenses	1,821	3,239	4,631
Effect of Approved or Preferred Enterprise status in Israel	136	(7,807)	(8,639)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	588	1,377	776
Different tax rates of deferred taxes	(104)		1,839
Deferred taxes on carryforward tax losses for which valuation allowance was provided			(39)
Effect of foreign operations taxed at various rates	(657)	(530)	(31)
Adjustments for previous years tax	(135)
Change in valuation allowance	11		42
Other	78	220	243
Total reconciling items	(83)	(6,740)	(5,809)
Income tax expenses (benefit)	$ 1,738	$ (3,501)	$ (1,178)